SUBSEQUENT EVENTS	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
SUBSEQUENT EVENTS
NOTE 13 - SUBSEQUENT EVENTS

First Lien Credit Agreement Amendments

On April 24, 2017, and subsequently on April 26, 2017, the Company entered into the first and second amendments (together, the “First Lien Amendments”) to our First Lien Credit Agreement, Pursuant to the First Lien Amendments, among other things, certain lenders identified therein joined the Original Lenders as lenders under the First Lien Credit Agreement in connection with further extensions of credit, in addition to the existing loans under the First Lien Credit Agreement (the “Existing Loans”), in the form of bridge loans in an aggregate principal amount of $15.0 million (the “Bridge Loans”). Under the terms of the First Lien Amendments, Lilis Operating joined the Initial Guarantors as a guarantor (together the “Guarantor”) under the First Lien Credit Agreement. The Bridge Loans were fully drawn on April 24, 2017.

On April 26, 2017, in connection with the closing of the Second Lien Credit Agreement, the Company paid off the Existing Loans in full including accrued and unpaid interest thereon.

The Bridge Loans are secured by first priority liens on substantially all of the Company’s and Guarantors’ assets, including their oil and gas properties located in the Permian Basin, and all of the obligations thereunder are unconditionally guaranteed by each of the Guarantors.

The First Lien Credit Agreement, as amended by the First Lien Amendments, provides that the unpaid principal of the Bridge Loans will bear cash interest at a rate per annum of (i) 6% for the first six months after the execution of the Amendment and (ii) thereafter, so long as any Bridge Loan is outstanding, a rate of 10%. Additionally, the unpaid principal of the Bridge Loans will bear interest at a rate per annum of 6%, payable only in-kind by increasing the principal amount of the Bridge Loans by the amount of such interest due on each interest payment date. The Bridge Loan matures on October 24, 2018. The Bridge Loans may be repaid in whole or part at any time at the option of the Company, subject to the payment of certain specified prepayment premiums. The Bridge Loans are subject to mandatory prepayment with the net proceeds of certain asset sales and casualty events, subject to the right of the Company to reinvest the net proceeds of asset sales and casualty events within 180 days.

Redemption of Conditionally Redeemable 6% Preferred Stock

Effective as of April 24, 2017, the Company has redeemed, in full, the Company’s Redeemable Preferred (as defined above in Note 9). In accordance therewith, the Company and Hexagon, the only holder of the Redeemable Preferred, entered into a Settlement and Release Agreement, dated April 24, 2017 (the “Settlement Agreement”), which sets forth the terms of the redemption. In addition, the Settlement Agreement resolves certain other issues related to liability reimbursements on certain oil and gas properties that had previously been alleged by Hexagon. Accordingly, all prior issues with Hexagon have been resolved and the Redeemable Preferred has been redeemed in full.

Series B 6% Convertible Preferred Stock Conversion

On April 24, 2017, the Company and all of the holders of its Series B 6% Preferred Stock (the “Series B Holders”) agreed to adopt the Amended and Restated Certificate of Designation of Preferences, Rights and Limitations of Series B 6% Convertible Preferred Stock (“A&R COD”) in order to remove certain restrictions contained therein with respect to beneficial ownership limitations. On the same date, the Company entered into a Series B 6.0% Convertible Preferred Stock Conversion Agreement (the “Conversion Agreement”), of our outstanding Series B 6% Convertible Preferred Stock.

Pursuant to the terms of the Conversion Agreement, the Company and the Series B Holders have mutually agreed that, immediately upon the effectiveness of the A&R COD, the Series B Holders will be deemed to have automatically converted all remaining shares of Series B Preferred Stock held by them into approximately 14.3 million shares of common stock, pursuant to the terms of the A&R COD, such amount representing the number of shares of Common Stock into which the outstanding shares of Series B Preferred Stock held by the Series B Holders would be convertible pursuant to the terms of the A&R COD, with such Conversion including an increase in the stated value of the Series B Preferred Stock to reflect dividends that would have accrued through December 31, 2017.

The Conversion Agreement contains customary representations and warranties by the Series B Holders and other agreements and obligations of the parties.

Second Lien Credit Agreement

On April 26, 2017, the Company entered into a Second Lien Term Loan Credit Agreement (the “Second Lien Credit Agreement”) by and among the Company, the Guarantors, Wilmington Trust, National Association, as administrative agent, and the lenders party thereto (the “Lenders”), including Värde Partners, Inc., a Delaware corporation, as lead lender (the “Lead Lender”), pursuant to which the Lenders agreed to make convertible loans to the Company in an aggregate initial principal amount of up to $125 million in two tranches. The first tranche consists of an $80 million term loan (the “Second Lien Term Loan”), which was fully drawn and funded on April 26, 2017. The second tranche consists of up to $45 million of delayed draw term loans (the “Delayed Draw Loans” and, together with the Second Lien Term Loan, the “Loans”) to be funded from time to time on or before February 28, 2019, at our request, subject to certain conditions. Each tranche of Loans will bear interest at a rate of 8.25%, compounded quarterly in arrears and payable only in-kind by increasing the principal amount of the Loans by the amount of the interest due on each interest payment date.

The Loans are secured by second priority liens on substantially all of the Company’s and the Guarantors’ assets, including their oil and gas properties located in the Permian Basin, and all of the obligations thereunder are unconditionally guaranteed by each of the Guarantors.

The proceeds of the Second Lien Term Loan will be used to (a) repay the Existing Loans including accrued but unpaid interest thereon, (b) pay the fees, expenses and transaction costs of the transactions and (c) finance the Company’s working capital needs, including capital expenditures, and for general corporate purposes, including the exploration, acquisition and development of oil and gas property. The proceeds of the Delayed Draw Loans will be used only to fund acreage leasing activity and/or acreage acquisition.

The Loans mature on April 26, 2021. The Loans are subject to mandatory prepayment with the net proceeds of certain asset sales, casualty events and debt incurrences, subject to the right of the Company to reinvest the net proceeds of asset sales and casualty events within 180 days and, in the case of asset sales and casualty events, prepayment of the Bridge Loans. The Company may not voluntarily prepay the Loans prior to March 31, 2019 except (a) in connection with a Change of Control (as defined in the Second Lien Credit Agreement) or (b) if the closing price of our common stock on the principal exchange on which it is traded has been equal to or greater than 110% of the Conversion Price (as defined below) for at least 20 of the 30 trading days immediately preceding the prepayment. The Company will be required to pay a customary make-whole premium in connection with any mandatory or voluntary prepayment of the Loans.

The Second Lien Credit Agreement contains certain customary representations and warranties and affirmative and negative covenants, including covenants relating to: the maintenance of books and records, financial reporting and notification, compliance with laws, maintenance of properties and insurance, limitations on incurrence of indebtedness, investments, dividends and other restricted payments, lease obligations, hedging and capital expenditures; and maintenance of a specified asset coverage ratio. The Second Lien Credit Agreement also provides for events of default, including failure to pay any principal or interest when due, failure to perform or observe covenants, cross-default on certain outstanding debt obligations, the failure of a Guarantor to comply with the provisions of its Guaranty, and bankruptcy or insolvency events, subject to certain specified cure periods. The amounts under the Second Lien Credit Agreement could be accelerated and become due and payable upon an event of default.

Each tranche of the Loans is separately convertible at any time, in full and not in part, at the option of the Lead Lender, as follows:

•
70% of the principal amount of each tranche of Loans, together with accrued and unpaid interest and the make-whole premium on such principal amount, will convert into a number of newly issued shares of common stock determined by dividing the total of such principal amount, accrued and unpaid interest and make-whole premium by $5.50 (subject to adjustment as described below, the “Conversion Price”); and

•
30% of the principal amount of each tranche of Loans, together with accrued and unpaid interest and the make-whole premium on such principal amount, will convert on a dollar for dollar basis into a new term loan (the “Take Back Loans”).

The terms of the Take Back Loans will be substantially the same as the terms of the Loans, except that the Take Back Loans will not be convertible and will bear interest at a rate of LIBOR plus 9% (subject to a 1% LIBOR floor).

Additionally, the Company will have the option to convert the Loans, in whole or in part, into shares of common stock at any time or from time to time if, at the time of exercise of its conversion option, the closing price of the common stock on the principal exchange on which it is traded has been at least 150% of the Conversion Price then in effect for at least 20 of the 30 immediately preceding trading days. The number of shares of common stock issuable upon exercise of the conversion option will be determined by dividing the principal amount of the Loans converted, plus accrued and unpaid interest on such principal amount, by the Conversion Price.

The Conversion Price will be subject to proportionate adjustment in connection with stock splits and combinations, dividends paid in stock and similar events affecting the outstanding common stock. Additionally, the Conversion Price will be adjusted, based on a broad-based weighted average formula, if we issue, or are deemed to issue, additional shares of common stock for consideration less than the Conversion Price in effect, subject to certain exceptions. However, unless the Shareholder Approval (as defined below) has been obtained, these “price protection” anti-dilution adjustments cannot reduce the Conversion Price to a price less than (a) in the case of the Conversion Price for the Second Lien Term Loan, $4.26 which was the closing price of the common stock on April 25, 2017 or (b) in the case of the Conversion Price for the Delayed Draw Loans, the last closing price of the Common Stock prior to the time the Company becomes bound to incur any Delayed Draw Loan (the “Conversion Price Floor”).

Prior to obtaining Shareholder Approval, the number of shares of common stock issuable to any Lender upon conversion of Loans will be capped at a number of shares that would not result in that Lender, together with its affiliates and the other members of any “group” (as such term is used in sections 13(d) and 14(d) of the Securities Exchange Act of 1934) including such Lender, owning in excess of 19.999% of the outstanding shares of common stock or voting power of together with its affiliates and the other members of any “group” (as such term is used in sections 13(d) and 14(d) of the Securities Exchange Act of 1934) the Company on the date of conversion, after giving effect to the conversion (the “Share Cap”).

If the Share Cap applies to any Lender on any conversion of Loans, instead of issuing shares of common stock in excess of the Share Cap, the Company will be required to issue to the Lender affected by the Share Cap shares of a newly created series of preferred stock of the Company to be established if required pursuant to the terms of the Second Lien Credit Agreement (the “Lender Preferred Stock”). Holders of shares of Lender Preferred Stock, if any are issued:

•	will have no voting rights, except for certain limited matters related to modification of the terms of the Lender Preferred Stock and similar matters or as otherwise required by Nevada corporate law;

•	will not be entitled to receive any preferential dividends but will participate, on as-converted basis, in any dividends declared and paid on the Common Stock; and

•
upon liquidation, dissolution or winding up of the Company, will be entitled to receive, in preference to holders of Common Stock, an amount equal to the greater of $0.01 and the amount the holders of shares of Lender Preferred Stock would receive with respect to each share of Common Stock issuable on conversion of the Lender Preferred Stock in connection with such liquidation, dissolution or winding up if all shares of Lender Preferred Stock were converted into Common Stock immediately before such event.

The shares of Lender Preferred Stock issued to any Lender as a result of the Share Cap will be convertible into the number of shares of common stock that were not issued to the Lender as a result of the Share Cap, but such conversion would be permitted or be mandatory only (i) after the Shareholder Approval is obtained, (ii) if such conversion would not result in the holder of the Lender Preferred Stock so converted, together with its affiliates and other members of any “group” including such holder, owning in excess of 19.999% of the outstanding shares of common stock or voting power of the Company on the date of conversion, after giving effect to the conversion, or (iii) in connection with a Change of Control Transaction (as such term will be defined in the certificate of designations creating the Lender Preferred Stock).

The Second Lien Credit Agreement requires the Company to submit to its shareholders for their approval (the “Shareholder Approval”) the following matters as promptly as practicable after April 26, 2017:

•
the issuance of shares of Common Stock upon conversion of the Loans or any Lender Preferred Stock at a conversion price that is less than the Conversion Price Floor if the Conversion Price were reduced to a price less than the Conversion Price Floor as a result of the anti-dilution adjustments described above; and

•	any change of control (as defined in applicable stock exchange listing rules) that might occur as a result of the conversion of the Loans or any Lender Preferred Stock.

If the Shareholder Approval is obtained, the Conversion Price Floor and the Share Cap will no longer apply.

The Second Lien Credit Agreement provides that the Lead Lender is entitled to appoint one observer to the Board of Directors of the Company during the period prior to the conversion of the Second Lien Term Loan. The board observer is not entitled to vote on any matter and is entitled to participate only in meetings of the full Board of Directors and not any of its committees (other than any “executive” or similar committee) and to receive materials distributed to all members of the Board of Directors. The board observer may be excluded from board meetings and distributions of board materials if the Board of Directors determines in good faith that (i) such exclusion is necessary to preserve any privilege or (ii) the subject matter thereof involves an actual or potential conflict of interest with respect to the board observer or any of its affiliates. The right to appoint the board observer will terminate upon conversion of the Second Lien Term Loan.

Following the conversion of the Second Lien Term Loan, the Lenders, collectively, will have the right to appoint two members of the Board of Directors as long as they continue to own at least 20% of the outstanding common stock and one member of the Board of Directors as long as they continue to own at least 12.5% (but less than 20%) of the outstanding common stock. The number of directors constituting the entire Board of Directors will be increased by the number of directors the Lenders are entitled to appoint. The number of directors the Lenders have the right to appoint will be reduced if necessary so that the percentage of the number of directors constituting the entire Board of Directors represented by the directors appointed by the Lenders does not exceed the percentage of the outstanding Common Stock or voting power of the Company represented by the Common Stock held by the Lenders.

Registration Rights Agreement

In connection with the execution of Second Lien Credit Agreement and funding of the Second Lien Term Loan, the Company and the Lenders entered into a Registration Rights Agreement dated as of April 26, 2017 (the “Registration Rights Agreement”) pursuant to which the Company will be required to file with the Securities and Exchange Commission a registration statement under the Securities Act of 1933 registering for resale the shares of common stock issuable upon conversion of the Loans or any shares of Lender Preferred Stock issued. The Registration Rights Agreement contains customary covenants and indemnification and contribution provisions.

NOTE 15 – SUBSEQUENT EVENTS

Credit Agreement Drawdown

On February 7, 2017, pursuant to the terms of the Credit Agreement, we exercised the accordion advance feature, increasing the aggregate principal amount outstanding under the term loan from $31 million to $38.1 million. The total availability for borrowing remaining under the Credit Agreement is $11.9 million. We intend to use the proceeds to fund its drilling and development program, for working capital and for general corporate purposes.

As partial consideration, we also amended certain warrants issued in the June 2016 private placement held by the Lenders to purchase up to an aggregate amount of approximately 738,638 shares of common stock such that the exercise price per share was lowered from $2.50 to $0.01 on such warrants The number of warrants amended for each Lender was based on the amount of each Lender’s respective participation in the initial Term Loan relative to the amount invested in the June 2016 private placement. All of the amended warrants are immediately exercisable from the original issuance date, for a period of two years, subject to certain conditions.

March 2017 Private Placement

On February 28, 2017, we entered into a Securities Subscription Agreement (the “Subscription Agreement”) with certain institutional and accredited investors in connection with a private placement (the “March 2017 Private Placement”) to sell 5.2 million units, consisting of approximately 5.2 million shares of common stock and warrants to purchase approximately an additional 2.6 million. Each unit consists of one share of common stock and a warrant to purchase 0.50 shares of common stock (each, a “Unit”), at a price per unit of $3.85. Each warrant has an exercise price of $4.50 and may be subject to redemption by the Company, upon prior written notice, if the price of the Company’s common stock closes at or above $6.30 for twenty trading days during a consecutive thirty trading day period.

We expect to use the net proceeds from the Offering to support our planned 2017 capital budget, and for general corporate purposes including working capital.

The securities to be sold in the private placement have not been registered under the Securities Act or any state securities laws and may not be offered or sold in the United States absent registration or an applicable exemption from registration. However, in conjunction with the closing of the March 2017 Private Placement, we have also entered into a registration rights agreement whereby we agreed to use our reasonable best efforts to register, on behalf of the investors, the shares of common stock underlying the Units and the shares of common stock underlying the warrants no later than April 1, 2017.

Our 2017 capital budget may require additional financing above the level of cash generated by our operations and proceeds from recent financing activities.  We can provide no assurance that additional financing would be available to us on acceptable terms, if

Brushy Resources, Inc [Member]
SUBSEQUENT EVENTS
NOTE 14 - SUBSEQUENT EVENTS

Special Meeting of Stockholders Regarding Merger Agreement

On May 20, 2016, the Company held a special meeting of stockholders to consider and vote on (1) a proposal to approve and adopt the merger agreement; and (2) a proposal to authorize the Company’s board of directors, in its discretion, to adjourn the special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in favor of the proposal to approve and adopt the Merger Agreement. The proposals were approved by the Company’s stockholders.

Third Amendment to Forbearance Agreement with Independent Bank

On May 20, 2016, the Company, ImPetro and Operating entered into the Third Amendment to the Forbearance agreement (the “Third Amendment”) with Independent Bank, pursuant to which Independent Bank agreed to extend the Forbearance Period to May 31, 2016 (and in certain circumstances June 15, 2016) upon payment by the Company of (i) $79,772.64, such payment representing non-default and default interest accrued and to be accrued through May 31, 2016, and (ii) $30,000, such payment representing legal fees and expenses incurred by Independent Bank in connection with the Third Amendment. In the event the Company pays Independent Bank, on or before May 31, 2016, an additional $18,938.11, the Forbearance Period will be extended to June 15, 2016. On May 20, 2016, the above referenced payments were made to Independent Bank by the Company.

NOTE 15 - SUBSEQUENT EVENTS

Credit Facilities and Forbearance Agreement.

The maturity of our second lien note to SOSventures was extended to August 1, 2016. The Forbearance Period began with the execution of the IB Forbearance Agreement on November 24, 2015 and ended on January 31, 2016, but was subsequently extended to March 31, 2016.  We are currently in discussions with the lender under the IB Credit Agreement regarding a further extension of the Forbearance Period.

On January 20, 2016, the Company, Lilis and Merger Sub entered into an amendment to the merger agreement (the “Amendment”). Pursuant to the Amendment: (i) the amount of the refundable deposit was increased by $1 million to a total of $2 million and (ii) the scope of the refundable deposit was broadened such that it now covers the amount paid by Lilis to Independent Bank on December 29, 2015 in addition to certain other matters, such as payments towards accounts payable, transactions costs and other operating costs of the Company.

On March 24, 2016, the Company, Lilis and Merger Sub entered into a second  amendment to the Merger Agreement (the “Second Amendment”). Pursuant to the Second Amendment: (i) the definition of refundable deposit was modified to include such further increases as may be mutually agreed upon between the parties, (ii) the amount and treatment of restricted stock units of the Company with respect to the Merger Agreement was clarified, the definition of “Stock Exchange Ratio” was fixed at 4.550916 to account for certain grants of restricted stock to members of the Board of Directors of the Company pursuant to existing service agreements and (iv) the definition of “Termination Date” was changed from April 30, 2016 to May 31, 2016.